Note 4 - Revenue and Segmental Information (Tables)	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of geographical areas [text block]
	Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2019	2019	2018	2017
Australia	13,507	37,889	31,985	5,705
United States	110	1,147	1,662	24,945
United Kingdom	-	-	-	1,600
Total revenue	13,617	39,036	33,647	32,250

Disclosure of products and services [text block]
	Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2019	2019	2018	2017
Electrical products and related services	13,484	37,799	31,631	5,615
Development fees	-	90	828	24,555
Other revenue	133	1,147	1,188	2,080
Total revenue	13,617	39,036	33,647	32,250

Disclosure of operating segments [text block]
Three Months Ended June 30, 2019 (US dollars in thousands)	Critical Power Services	Solar Development	Corporate Office	Total
Revenue from contracts with customers	13,484	133	-	13,617
Costs of sales	(11,864)	(96)	-	(11,960)
Gross profit	1,620	37	-	1,657
General and administrative expenses	(567)	(206)	(518)	(1,291)
Gain/(loss) on sale of assets	5	41	(8)	38
Depreciation and amortization	(422)	(14)	(1)	(437)
Operating profit/ (loss)	636	(142)	(527)	(33)
Restructuring costs	(15)	(39)	(471)	(525)
Finance expense - net	(358)	(49)	(389)	(796)
Profit/ ( l oss) before income tax	263	(230)	(1,387)	(1,354)
Income tax	(92)	-	-	(92)
Loss for the period	171	(230)	(1,387)	(1,446)
Year Ended March 31, 2019 (US dollars in thousands)	Critical Power Services	Solar Development	Corporate Office	Total
Revenue	37,800	1,236	-	39,036
Costs of sales	(32,317)	(409)	-	(32,726)
Gross profit	5,483	827	-	6,310
General and administrative expenses	(2,823)	(2,148)	(2,714)	(7,685)
Loss on sale of assets	(30)	(2,585)	-	(2,615)
Depreciation and amortization	(1,272)	(140)	(8)	(1,420)
Operating profit/ (loss)	1,358	(4,046)	(2,722)	(5,410)
Restructuring costs	(8)	7	(2,016)	(2,017)
Finance expense - net	(1,354)	(221)	(1,664)	(3,239)
Profit/ ( l oss) before income tax	(4)	(4,260)	(6,402)	(10,666)
Income tax	(572)	15	-	(557)
Loss for the year	(576)	(4,245)	(6,402)	(11,223)
Year Ended March 31, 2018 (US dollars in thousands)	Critical Power Services	Solar Development	Corporate Office	Total
Revenue	31,807	1,840	-	33,647
Costs of sales	(27,482)	(1,042)	-	(28,524)
Gross profit	4,325	798	-	5,123
General and administrative expenses	(2,173)	(6,468)	(4,173)	(12,814)
Gain on sale of assets	213	1,143	-	1,356
Depreciation and amortization	(1,233)	(19)	(8)	(1,260)
Operating profit/ (loss)	1,132	(4,546)	(4,181)	(7,595)
Restructuring costs	(335)	(964)	(574)	(1,873)
Impairment of assets	-	(10,191)	-	(10,191)
Impairment of goodwill	-	(11,092)	-	(11,092)
Finance expense - net	(1,283)	(400)	(1,703)	(3,386)
Loss before income tax	(486)	(27,193)	(6,458)	(34,137)
Income tax	(85)	6,291	52	6,258
Loss for the year	(571)	(20,902)	(6,406)	(27,879)
Year Ended March 31, 2017 (US dollars in thousands)	Critical Power Services	Solar Development	Corporate Office	Total
Revenue	5,614	26,636	-	32,250
Costs of sales	(4,948)	(29)	-	(4,977)
Gross profit	666	26,607	-	27,273
General and administrative expenses	(598)	(4,544)	(4,174)	(9,316)
Gain on sale of assets	-	-	-	-
Depreciation and amortization	(646)	(4)	(1)	(651)
Operating (loss)/ p rofit	(578)	22,059	(4,454)	17,306
Transaction costs	-	-	(5,800)	(5,800)
Finance expense - net	(363)	(174)	(50)	(587)
(Loss)/p rofit before income tax	(941)	21,885	(10,025)	10,919
Income tax expense	294	(6,078)	446	(5,338)
(Loss)/p rofit for the year	(647)	15,807	(9,579)	5,581
As at June 30, 2019 (US dollars in thousands)	Critical Power Services	S olar Development	Corporate Office	Total
Assets	45,881	26,534	694	73,109
Liabilities	(21,171)	(5,766)	(23,656)	(50,593)
Net assets	24,710	20,768	(22,962)	22,516
As at March 31, 2019 (US dollars in thousands)	Critical Power Services	S olar Development	Corporate Office	Total
Assets	35,472	29,538	385	65,395
Liabilities	(13,603)	(6,085)	(21,722)	(41,410)
Net assets	21,869	23,453	(21,337)	23,985
As at March 31, 2018 (US dollars in thousands)	Critical Power Services	Solar Development	Corporate Office	Total
Assets	34,421	41,270	621	76,312
Liabilities	(6,473)	(11,101)	(21,735)	(39,309)
Net assets	27,948	30,169	(21,114)	37,003
As at March 31, 2017 (US dollars in thousands)	Critical Power Services	Solar Development	Corporate Office	Total
Assets	24,268	42,235	34,333	100,836
Liabilities	(4,620)	(27,858)	(3,752)	(36,230)
Net assets	19,648	14,377	30,581	64,606